Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair value, measurements, recurring - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 3,064,178	¥ 2,472,633
Total gains (losses) for the period included in earnings, Assets	11,883	(97,217)
Total gains (losses) for the period included in other comprehensive income, Assets	(556)	7,974
Purchases, Assets	604,819	363,231
Issues, Assets	(330)	(312)
Sales, Assets	(6,305)	(2,578)
Settlements, Assets	(568,043)	(174,591)
Transfers into Level 3, Assets	40,889	64,404
Transfers out of Level 3, Assets	(10,875)	1,452
Level 3 assets, Ending balance	3,135,660	2,634,996
Change in unrealized gains (losses) for assets still held at period end	28,203	(66,788)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(49,328)	77,885
Total gains (losses) for the period included in earnings, Liabilities	6,905	(2,319)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(307)	(3,502)
Purchases, Liabilities	0	0
Issues, Liabilities	0	482
Sales, Liabilities	0	0
Settlements, Liabilities	(3,490)	(39,451)
Transfers into Level 3, Liabilities		2,213
Net transfers into Level 3, Liabilities	(40)
Transfers out of Level 3, Liabilities	34	(8,384)
Level 3 liabilities, Ending balance	(59,422)	38,566
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	6,992	(48)
Effect of adopting new guidance
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		(59,966)
Level 3 assets, Ending balance	(68,512)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance		59,966
Level 3 liabilities, Ending balance	68,512
Obligation to return securities received as collateral
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance		71,399
Total gains (losses) for the period included in earnings, Liabilities		0
Total gains (losses) for the period included in other comprehensive income, Liabilities		0
Purchases, Liabilities		0
Issues, Liabilities		0
Sales, Liabilities		0
Settlements, Liabilities		(17,572)
Transfers into Level 3, Liabilities		0
Transfers out of Level 3, Liabilities		0
Level 3 liabilities, Ending balance		53,827
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		0
Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(49,328)	6,486
Total gains (losses) for the period included in earnings, Liabilities	6,905	(2,319)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(307)	(3,502)
Purchases, Liabilities	0	0
Issues, Liabilities	0	482
Sales, Liabilities	0	0
Settlements, Liabilities	(3,490)	(21,879)
Transfers into Level 3, Liabilities	(40)	2,213
Transfers out of Level 3, Liabilities	34	(8,384)
Level 3 liabilities, Ending balance	(59,422)	(15,261)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	6,992	(48)
Adjustment purchases and issuances		(8,546)
Trading account, Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	2,746,696	2,041,954
Total gains (losses) for the period included in earnings, Assets	14,864	(86,296)
Total gains (losses) for the period included in other comprehensive income, Assets	2,331	(5,778)
Purchases, Assets	599,114	356,780
Issues, Assets	0	0
Sales, Assets	(4,546)	(2,059)
Settlements, Assets	(564,493)	(141,812)
Transfers into Level 3, Assets	0	78,484
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	2,793,966	2,241,273
Change in unrealized gains (losses) for assets still held at period end	34,630	(88,871)
Trading account, Debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		101
Total gains (losses) for the period included in earnings, Assets		(1)
Total gains (losses) for the period included in other comprehensive income, Assets		0
Purchases, Assets		0
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		(100)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) for assets still held at period end		0
Trading account, Debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	175,464	0
Total gains (losses) for the period included in earnings, Assets	6,303	(3,751)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	5,002	38,158
Issues, Assets	0	0
Sales, Assets	(4,381)	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	78,460
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	182,388	112,867
Change in unrealized gains (losses) for assets still held at period end	6,602	(3,751)
Trading account, Debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,816,507	1,352,755
Total gains (losses) for the period included in earnings, Assets	583	(74,833)
Total gains (losses) for the period included in other comprehensive income, Assets	2,331	(5,778)
Purchases, Assets	589,062	311,613
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(523,904)	(121,635)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	1,884,579	1,462,122
Change in unrealized gains (losses) for assets still held at period end	20,479	(74,912)
Trading account, Debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	612,102	536,846
Total gains (losses) for the period included in earnings, Assets	3,044	(8,673)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(36,919)	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	578,227	528,173
Change in unrealized gains (losses) for assets still held at period end	3,752	(8,673)
Trading account, Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	142,623	152,252
Total gains (losses) for the period included in earnings, Assets	4,934	962
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	5,050	7,009
Issues, Assets	0	0
Sales, Assets	(165)	(2,059)
Settlements, Assets	(3,670)	(20,077)
Transfers into Level 3, Assets	0	24
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	148,772	138,111
Change in unrealized gains (losses) for assets still held at period end	3,797	(1,535)
Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	10,870	58,906
Total gains (losses) for the period included in earnings, Assets	5,907	2,123
Total gains (losses) for the period included in other comprehensive income, Assets	48	981
Purchases, Assets	3	670
Issues, Assets	(330)	(312)
Sales, Assets	0	0
Settlements, Assets	(3,337)	(7,460)
Transfers into Level 3, Assets	(1,249)	(14,859)
Transfers out of Level 3, Assets	(7,900)	4,087
Level 3 assets, Ending balance	4,012	44,136
Change in unrealized gains (losses) for assets still held at period end	6,502	23,415
Trading derivatives—net | Interest rate contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(21,934)	39,486
Total gains (losses) for the period included in earnings, Assets	1,087	(10,625)
Total gains (losses) for the period included in other comprehensive income, Assets	63	(602)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	247	2,889
Transfers into Level 3, Assets	(815)	(13,741)
Transfers out of Level 3, Assets	1,348	5,383
Level 3 assets, Ending balance	(20,004)	22,790
Change in unrealized gains (losses) for assets still held at period end	1,172	8,860
Trading derivatives—net | Foreign exchange contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	25,319	10,198
Total gains (losses) for the period included in earnings, Assets	3,126	3,559
Total gains (losses) for the period included in other comprehensive income, Assets	23	862
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	289	434
Transfers into Level 3, Assets	(434)	(1,118)
Transfers out of Level 3, Assets	(8,978)	(1,164)
Level 3 assets, Ending balance	19,345	12,771
Change in unrealized gains (losses) for assets still held at period end	3,205	6,085
Trading derivatives—net | Equity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	6,603	8,258
Total gains (losses) for the period included in earnings, Assets	2,001	9,284
Total gains (losses) for the period included in other comprehensive income, Assets	(38)	725
Purchases, Assets	3	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(3,808)	(10,713)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(303)	(132)
Level 3 assets, Ending balance	4,458	7,422
Change in unrealized gains (losses) for assets still held at period end	2,428	8,565
Trading derivatives—net | Commodity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(34)	(45)
Total gains (losses) for the period included in earnings, Assets	6	25
Total gains (losses) for the period included in other comprehensive income, Assets	0	(4)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(6)	(6)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	33	0
Level 3 assets, Ending balance	(1)	(30)
Change in unrealized gains (losses) for assets still held at period end	6	26
Trading derivatives—net | Credit derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	327	660
Total gains (losses) for the period included in earnings, Assets	(132)	(180)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(59)	(64)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	136	416
Change in unrealized gains (losses) for assets still held at period end	(132)	(179)
Trading derivatives—net | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	589	349
Total gains (losses) for the period included in earnings, Assets	(181)	60
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	670
Issues, Assets	(330)	(312)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	78	767
Change in unrealized gains (losses) for assets still held at period end	(177)	58
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	197,750	204,805
Total gains (losses) for the period included in earnings, Assets	(144)	(12,495)
Total gains (losses) for the period included in other comprehensive income, Assets	(3,391)	12,193
Purchases, Assets	0	39
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(50)	(7,598)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(2,136)	(743)
Level 3 assets, Ending balance	192,029	196,201
Change in unrealized gains (losses) for assets still held at period end	(3,492)	(390)
Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	5,579	5,172
Total gains (losses) for the period included in earnings, Assets	(137)	324
Total gains (losses) for the period included in other comprehensive income, Assets	(1)	(139)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(50)	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(2,136)	(743)
Level 3 assets, Ending balance	3,255	4,614
Change in unrealized gains (losses) for assets still held at period end	(95)	157
Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) for assets still held at period end	0	0
Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	142,284	132,951
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	(4,036)	9,973
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	138,248	142,924
Change in unrealized gains (losses) for assets still held at period end	(4,036)	9,973
Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	49,872	66,667
Total gains (losses) for the period included in earnings, Assets	(7)	(12,819)
Total gains (losses) for the period included in other comprehensive income, Assets	646	2,359
Purchases, Assets	0	39
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	(7,598)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	50,511	48,648
Change in unrealized gains (losses) for assets still held at period end	639	(10,520)
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	100,762	87,814
Total gains (losses) for the period included in earnings, Assets	(8,793)	(149)
Total gains (losses) for the period included in other comprehensive income, Assets	332	445
Purchases, Assets	5,460	5,390
Issues, Assets	0	0
Sales, Assets	(1,759)	(519)
Settlements, Assets	0	0
Transfers into Level 3, Assets	42,138	779
Transfers out of Level 3, Assets	(839)	(1,892)
Level 3 assets, Ending balance	137,301	91,868
Change in unrealized gains (losses) for assets still held at period end	(9,611)	(542)
Equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	100,762	87,814
Total gains (losses) for the period included in earnings, Assets	(8,793)	(149)
Total gains (losses) for the period included in other comprehensive income, Assets	332	445
Purchases, Assets	5,460	5,390
Issues, Assets	0	0
Sales, Assets	(1,759)	(519)
Settlements, Assets	0	0
Transfers into Level 3, Assets	42,138	779
Transfers out of Level 3, Assets	(839)	(1,892)
Level 3 assets, Ending balance	137,301	91,868
Change in unrealized gains (losses) for assets still held at period end	(9,611)	(542)
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	8,100	79,154
Total gains (losses) for the period included in earnings, Assets	49	(400)
Total gains (losses) for the period included in other comprehensive income, Assets	124	133
Purchases, Assets	242	352
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(163)	(17,721)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	8,352	61,518
Change in unrealized gains (losses) for assets still held at period end	¥ 174	¥ (400)